UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21872

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Catalyst Funds

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(Exact name of registrant as specified in charter)

630 Fitzwatertown Road, Building A, 2nd Floor  Willow Grove, PA  19090

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(Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

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(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

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Date of fiscal year end:  06/30/2008

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Date of reporting period: 12/31/2007

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may

use the information provided on Form N-CSR in its regulatory, disclosure review,

inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,

and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget

("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.   REPORTS TO SHAREHOLDERS

The Semi–Annual Report to Shareholders for the period ended December 31, 2007 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

Catalyst Value Fund

December 31, 2007

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

February 14, 2008

Dear Fellow Shareholders,

The recent market volatility has presented many opportunities for the Catalyst Value Fund (the “Fund”) to invest in undervalued small capitalization companies that have a sustainable competitive advantage.  While it is not pleasant to watch the quotational value of your shares decline as the stock market drops, those declines are what makes it possible for the Fund to purchase shares in corporations at below their true value.  The housing market debacle and the devaluation of mortgage-backed securities resulted in stock market declines that forced investment managers to sell securities to meet margin calls.  Whenever people sell securities regardless of their true value, it creates a compelling opportunity for the Fund.

The Fund's quantitative model seeks out companies that have both a high return on invested capital and a high free cash flow yield.  Typically, corporations that have a sustainable high return on invested capital trade at substantially higher multiples than the rest of the stock market.  However, when small capitalization companies are sold without regard to their fundamentals, their valuation can get out of adjustment with their true worth.  While it is more pleasurable to watch your securities appreciate, it is declines in the valuation of good companies that make it possible to beat the market in the long run.

Since its inception, the Fund continues to outperform its small cap value benchmark. The charts below present the Value Fund’s performance since its inception on July 31, 2006, performance for the six-month period ended December 31, 2007 and portfolio holdings as of December 31, 2007.

	Class A*		Class C*			Russell
Total Return*	Without sales load	With sales load	Without CDSC fee	With CDSC fee	S&P 500 Total Return Index [1]	2000 Total Return Value Index [2]
Since Inception from 07/31/06 to 12/31/07	3.68%	-0.38%	2.86%	2.86%	12.51%	1.61%
Six Month period ended 12/31/07**	-17.32%	-21.87%	-17.67%	-18.49%	-1.37%	-13.08%

* The performance information quoted in this Semi-Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Update performance data to the most recent month end can be found on our website at www.CatalystMutualFunds.com.  There is a maximum sales load of 5.50% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

** Aggregate total return, not annualized.

1 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

2 The Russell 2000 Total Return Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the Russell 2000 Total Return Value Index.

            As of December 31, 2007, the Fund’s top five holdings were as follows:

Patriot Scientific Corp.	8.5%
Ebix, Inc.	6.2%
Footstar, Inc.	6.0%
Acuity Brands	5.8%
Universal Insurance Holdings, Inc.	5.6%

As of December 31, 2007 the Fund’s equity holdings were divided among economic sectors as follows:

Technology	41.4%
Consumer Staples	19.8%
Financials	5.6%
Capital Goods	6.9%
Healthcare	9.7%
Communication Services	6.0%
Transportation	4.8%
Consumer Cyclicals	5.8%

                The percentages in the above tables are based on net assets of the Fund as of December 31, 2007.  Portfolio holdings are subject to change.

The U.S. economy has, at the very least, slowed its growth and there is talk of a potential recession.  Typically, small cap value stocks drop more than the rest of the market leading into an economic slowdown and outperform the rest of the market after the slowdown has begun.  This has been reflected in the performance of small cap value stocks in this economic cycle as well thus far.  Fortunately, our quantitative model finds companies that we believe have a high return on invested capital which makes them much better suited for a more difficult economic scenario.  Yet the market seems to have still hit many of these stocks quite hard, in spite of their superior margins as they trade with a limited float.  We look forward to these market dislocations creating opportunities for us to outperform in 2008.

Sincerely,

David Miller

Senior Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 866-447-4228.  Please read the prospectus carefully before investing.

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Catalyst Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 made on 06/30/07 and held for the entire period of 06/30/07 through 12/31/07.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 06/30/07).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 06/30/07 through 12/31/07
Actual Fund Return (in parentheses)	Beginning Account Value 06/30/07	Ending Account Value 12/31/07	Expenses Paid During Period*
Catalyst Value Fund Class A (-17.32%)	$ 1,000.00	$826.80	$ 8.95
Catalyst Value Fund Class C (-17.67%)	1,000.00	823.30	12.37

Hypothetical 5% Fund Return	Beginning Account Value 06/30/07	Ending Account Value 12/31/07	Expenses Paid During Period*
Catalyst Value Fund Class A	$ 1,000.00	$ 1,015.33	$ 9.88
Catalyst Value Fund Class C	1,000.00	1,011.56	13.65

*Expenses are equal to the Fund’s annualized expense ratios of 1.95% and 2.70% for the Catalyst Value Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (99.98%)	Shares	Value

AGRICULTURE - (1.57%)
Loews Corp. - Carolina Group	257	$ 21,922

AIRLINES - (4.76%)
Pinnacle Airlines Corp. *	4,353	66,383

APPAREL - (11.81%)
Footstar, Inc.	17,750	83,425
RG Barry Corp. *	5,460	38,493
True Religion Apparel, Inc. *	2,000	42,700
		164,618

BUILDING & CONSTRUCTION - (3.17%)
Schuff International, Inc. *	1,300	44,200

CHEMICALS - (1.99%)
China Agritech, Inc. *	9,750	27,690

COMMERCIAL SERVICES - (3.62%)
ICF International, Inc. *	2,000	50,520

COMPUTERS & COMPUTER SERVICES - (8.51%)
China Expert Technology, Inc. *	4,263	85
Patriot Scientific Corp.	191,257	118,580
		118,665

FOOD - (4.44%)
Arden Group, Inc.	400	61,876

HEALTHCARE PRODUCTS & SERVICES - (4.46%)
Advocat, Inc. *	3,045	33,556
Respironics, Inc. *	436	28,549
		62,105

INSURANCE - (5.63%)
Universal Insurance Holdings, Inc.	10,600	78,546

INTERNET SERVICE & SOFTWARE - (21.62%)
Ebix, Inc. *	1,200	86,820
i2 Technologies, Inc. *	1,107	13,948
InsWeb Corp. *	6,400	57,536
MicroStrategy, Inc. *	740	70,374
Travelzoo, Inc. *	2,750	37,620
Wayside Technology Group, Inc.	3,900	35,061
		301,359

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (99.98%) (continued)	Shares	Value

MACHINERY - (3.73%)
Intevac, Inc. *	3,580	$ 52,053

MEDIA - (3.95%)
NET Servicos de Comunicacao SA - ADR	4,600	55,108

MISCELLANEOUS MANUFACTURING - (5.81%)
Acuity Brands, Inc.	1,800	81,000

PHARMACEUTICALS - (5.26%)
Replidyne, Inc. *	8,540	26,474
ViroPharma, Inc. *	5,900	46,846
		73,320

SEMICONDUCTORS - (3.19%)
Lam Research Corp. *	1,030	44,527

TELECOMMUNICATIONS - (6.46%)
Avici Systems, Inc.	7,770	61,616
T-Bay Holdings, Inc. *	8,750	28,438
		90,054

TOTAL COMMON STOCK (Cost $1,428,625)		1,393,946

SHORT-TERM INVESTMENTS - (1.05%)
Fidelity Institutional Money Market Fund Class I, 5.01% ** (Cost $14,592)	14,592	14,592

TOTAL INVESTMENTS (Cost $1,443,217) - 101.03%		$ 1,408,538

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.03%)		(14,336)

NET ASSETS - 100%		$ 1,394,202

* Non-income producing security.
** Rate shown represents the rate at December 31, 2007, is subject to change and resets daily.
ADR American Depositary Receipt.

As of December 31, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 1,443,217
Unrealized Appreciation / (Depreciation):
Gross Appreciation		146,437
Gross Depreciation		(181,116)
Net Unrealized Depreciation		$ (34,679)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2007 (Unaudited)

Catalyst Value Fund
Assets:
Investments in securities, at market (cost: $1,443,217)	$1,408,538
Receivables:
Fund shares sold	10,000
Dividends	100
Interest	79
Due from Manager	3,556
Prepaid expenses	5,247
Total assets	1,427,520

Liabilities:
Payables:
Fund shares purchased	17,425
Distribution fees	903
Due to administrator	1,006
Other liabilities and accrued expenses	13,984
Total liabilities	33,318
Net Assets	$1,394,202

Net Assets consist of:
Paid-in capital	$1,593,587
Accumulated net investment loss	(23,598)
Accumulated net realized capital loss	(141,108)
Net unrealized depreciation on investments	(34,679)

Total Net Assets (Unlimited shares of beneficial interest authorized; no par value,
139,474 shares issued and outstanding)	$1,394,202

Class A shares:
Net Assets applicable to 138,262 shares outstanding	$1,382,119
Net Asset Value and redemption price per share *	$10.00

Maximum offering price per share **	$10.58

Class C shares:
Net Assets applicable to 1,212 shares outstanding	$12,083
Net Asset Value, offering and redemption price per share	$9.97

Redemption price per share Class C ***	$9.87

*

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

**	There is a maximum front-end sales charge (load) of 5.50% imposed on purchases of Class A shares.
***	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within 12 months following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Catalyst Value Fund

For the Six Months Ended
December 31, 2007
(Unaudited)
Investment income:
Dividends (net of $137 foreign tax withheld)	$2,183
Interest	1,379
Total investment income	3,562

Expenses:
Management fees	9,673
Distribution (12b-1) fees - Class A	1,911
Distribution (12b-1) fees - Class C	93
Legal fees	7,562
Accounting and transfer agent fees and expenses	6,837
Audit fees	6,050
Registration fees	4,959
Compliance officer compensation	3,529
Custody fees	2,521
Trustee fees	1,965
Miscellaneous	1,853
Pricing fees	1,513
Printing fees	504
Insurance fees	250
Total expenses	49,220
Less: fees waived and expenses absorbed	(34,060)
Net expenses	15,160

Net investment loss	(11,598)

Realized and unrealized loss on investments:
Net realized loss on investments	(132,645)
Net change in unrealized depreciation on investments	(148,644)
Net realized and unrealized loss on investments	(281,289)

Net decrease in net assets resulting from operations	$(292,887)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

	Catalyst Value Fund

	For the Six Months	For the Period
	Ended	Ended
	December 31, 2007	June 30, 2007 *
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income (loss)	$(11,598)	$57,758
Net realized loss on investments	(132,645)	(8,463)
Net change in unrealized appreciation (depreciation) on investments
	(148,644)	113,965
Net increase (decrease) in net assets resulting from operations	(292,887)	163,260

Distributions to shareholders from:
Net investment income	(69,758)	-

Increase in net assets from Fund share
transactions (Note 2)	254,783	1,238,804

Total increase (decrease) in net assets	(107,862)	1,402,064

Net Assets:
Beginning of period	1,502,064	100,000
End of period (includes accumulated net investment loss and undistributed net investment income of ($23,598) and $57,758, respectively)

	$1,394,202	$1,502,064

* The Catalyst Value Fund commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class A *

	For the Six Months		For the Period
	Ended		Ended
	December 31, 2007		June 30, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$12.73		$10.00

Investment Operations:
Net investment income (loss) (a)	(0.09)		0.86
Net realized and unrealized gain (loss) on
investments	(2.12)		1.87
Total from investment operations	(2.21)		2.73

Distributions from:
Net investment income	(0.52)		-
Total from distributions	(0.52)		-

Net Asset Value, End of Period	$10.00		$12.73

Total Return (b)	(17.32)%		27.30%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,382		$1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.35%	[1]	11.53%	[1]
After fees waived and expenses absorbed	1.95%	[1]	1.93%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.90)%	[1]	(1.69)%	[1]
After fees waived and expenses absorbed	(1.50)%	[1]	7.91%	[1]

Portfolio turnover rate	66.15%		28.12%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fundassuming reinvestment of dividends.
[1] Annualized.
*	The Catalyst Value Fund Class A shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class C *

	For the Six Months		For the Period
	Ended		Ended
	December 31, 2007		June 30, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$12.64		$10.00

Investment Operations:
Net investment income (a)	(0.08)		0.93
Net realized and unrealized gain (loss) on
investments	(2.15)		1.71
Total from investment operations	(2.23)		2.64

Distributions from:
Net investment income	(0.44)		-
Total from distributions	(0.44)		-

Net Asset Value, End of Period	$9.97		$12.64

Total Return (b)	(17.67)%		26.40%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$12		$47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.10%	[1]	15.99%	[1]
After fees waived and expenses absorbed	2.70%	[1]	2.68%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.68)%	[1]	(4.98)%	[1]
After fees waived and expenses absorbed	(1.29)%	[1]	8.34%	[1]

Portfolio turnover rate	66.15%		28.12%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fundassuming reinvestment of dividends.
[1] Annualized.
*	The Catalyst Value Fund Class C shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio Business Trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Catalyst Value Fund (the “Fund”) is one of five series of the Trust.  The Fund became effective with the Securities and Exchange Commission (“SEC”) on July 14, 2006 and commenced operations on July 31, 2006.  The Fund is registered as non-diversified.  The Fund has two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers; (e) short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interested, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Manager (Note 4) using methods and procedures reviewed and approved by the Trustees.  At December 31, 2007, no securities were fair valued.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)

Federal Income Tax – The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on July 1, 2007.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption or at December 31, 2007.

e)

Multiple Class Allocations— Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Catalyst Value Fund Class A and Class C shares for the six month period ended December 31, 2007 were as follows:

Transactions in shares of capital stock for the Catalyst Value Fund Class A and Class C shares for the period from July 31, 2006 to June 30, 2007 were as follows:

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2007, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Catalyst Value Fund were as follows:

Purchases	Sales
$1,184,142	$988,885

There were no government securities purchased or sold during the period.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Catalyst Capital Advisors LLC (the "Manager") acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the six month period ended December 31, 2007, the Fund incurred $9,673 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at December 31, 2007.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.95% for Class A and 2.70% for Class C of the Catalyst Value Fund's average daily net assets through June 30, 2009.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the six month period ended December 31, 2007, the Manager waived management fees of $9,673 and reimbursed $24,387 of Fund expenses which the Manager may recapture no later than June 30, 2011, subject to the terms of the Expense Limitation Agreements.  For the period from July 31, 2006 to June 30, 2007, the Manager waived management fees of $9,048 and reimbursed $61,734 of Fund expenses which the Manager may recapture no later than June 30, 2010, subject to the terms of the Expense Limitation Agreement.

A Trustee of the Trust is the managing member of the Manager.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fee to be computed daily based upon daily average net assets of the Fund, plus out of pocket expenses.  For the six month period ended December 31, 2007, the Fund incurred $6,837 for such services including out of pocket expenses, with $394 remaining payable at December 31, 2007.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a $7,000 per year base fee per series.  For the six month period ended December 31, 2007, Matrix earned $3,529 of compliance fees, with $612 remaining payable at December, 2007.

Matrix also acts as Distributor of the Fund’s shares.  For the six month period ended December 31, 2007, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $6,800 of brokerage commissions for the six month period ended December 31, 2007.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund may pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  For the six month period ended December 31, 2007, The Catalyst Value Fund incurred $1,911 and $93 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

During the six month period ended December 31, 2007, the Fund distributed ordinary income in the amount of $69,758.  There were no distributions paid during the period from July 31, 2006 to June 30, 2007 for the Fund.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                                SEMI-ANNUAL REPORT

(5)

TAX MATTERS (continued)

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of June 30, 2007, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Catalyst Value Fund
Cost of investments for tax purposes	$ 1,394,535
Unrealized Appreciation / (Depreciation):
Gross Appreciation	201,059
Gross Depreciation	(87,094)
Net Unrealized Appreciation	$ 113,965
Undistributed Ordinary Income:	69,758
Capital Loss Carryforward:	(3,936)
Deferred post-October Losses	(4,527)
Distributable Earnings, Net	$ 175,260

As of June 30, 2007, the Fund had a capital loss carryforward of $3,936 available for federal income tax purposes which expires as of June 30, 2015.  The difference between undistributed ordinary income on a tax basis and undistributed net investment income is due to the deferral of certain expense accruals for federal income tax purposes.  The capital loss carryforward for tax purposes differs from accumulated realized losses due to the tax deferral of post-October losses.

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act.  As of December 31, 2007, LPL Financial Corp. held 82.77% of the voting securities of the Catalyst Value Fund’s Class C shares for the sole benefit of its customers.

(7)

NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866-447-4228; and on the Commission’s website at http://www.sec.gov.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 28, 2007 were as follows:
Catalyst Value Fund Class A, gross of fee waivers or expense reimbursements	11.59%
Catalyst Value Fund Class A, after waiver and reimbursement	1.99%
Catalyst Value Fund Class C, gross of fee waivers or expense reimbursements	16.05%
Catalyst Value Fund Class C, after waiver and reimbursement	2.74%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.65% for Class A shares and 2.40% for Class C share through June 30, 2009.  Total Gross Operating Expenses (Annualized) during the six-month period ended December 31, 2007 were 6.35% for Class A and 7.10% for Class C.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six-month period ended December 31, 2007.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

335 Madison Avenue

11th Floor

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza

Suite 820

Philadelphia, PA  19102-1732

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

December 31, 2007

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

February 21, 2007

Dear Fellow Shareholders,

We are pleased to present the Listed Private Equity Plus Fund’s Semi-Annual Report for the period ended December 31, 2007.

As we close 2007 we have seen the U.S. and the global economy faced with significant challenges resulting from a meltdown in the credit markets. This series of events began with the collapse of the sub-prime market and cascaded into other parts of the financial markets resulting in a global credit crunch. We saw Blue Chip financial companies such as Merrill Lynch and Citibank lose billions of dollars in the latter half of the year and needing to seek infusions from abroad to shore up their balance sheets.  It is not pleasant to watch the market value of investors’ equity holdings decline as the credit crunch has undermined confidence in financial companies large and small and at home and abroad. The listed private equity companies that our Fund invests in have not been immune from these events as share prices of virtually all companies whose fortunes are tied to the availability of credit have plummeted.

During the period since inception from July 2, 2007 through December 31, 2007 for Class A shares the Fund’s return was (17.86)%* and during the period since inception from July 5, 2007 through December 31, 2007 for Class C shares the Fund’s return was (18.68)%*.  The Class A load adjusted returns and the Class C CDSC fee adjusted returns during the same periods were (22.38)%* and (19.49)%*, respectively.  As a comparison, the returns for the MSCI World Index1 and the S&P Listed Private Equity Index2 during the period since inception of the Fund from July 2, 2007 through December 31, 2007 were (0.78)% and (16.36)%, respectively.

We believe that these market conditions will reach a bottom in the first half of 2008 enabling our Fund to find significant value among our universe of over 275 listed private equity companies that are traded daily on stock exchanges around the world.

The private equity firms that we seek for our portfolio typically buy companies that are undervalued or distressed but present substantial opportunities for improvement and growth.  Specifically, we invest in private equity companies that are prepared to commit financial, operational and management resources to the companies they acquire. In some cases, these companies may be harvested as stronger competitors in the markets they serve or they may remain as permanent holdings of the private equity firms themselves.

As a long-term investor, the Listed Private Equity Plus Fund employs broad geographic, market-capitalization and industry diversification with an objective of significantly outperforming major market indices over a three year time horizon.

As of December 31, 2007, the Fund’s equity holdings were divided among geographic sectors as follows:

United States	29.42%
Great Britain	21.22%
Switzerland	8.16%
France	7.01%
Japan	6.69%
Sweden	5.49%
Canada	4.62%
Germany	3.84%
Spain	3.50%
Israel	2.71%
Australia	1.95%
India	1.59%

  The percentages in the above table are based on net assets of the Fund as of December 31, 2007.  Portfolio holdings are subject to change.

While 2007 presented the world’s economies with significant challenges, we look forward to these market dislocations creating significant opportunities for our Fund to outperform its benchmark, the MSCI World index, in 2008.

We strive to communicate with our shareholders and prospective shareholders about the merits of participating in the increasingly important private equity asset class and of thinking long-term much like the companies that comprise our Fund. We encourage you to visit our website www.vrmfunds.com frequently for additional information and for developments in the private equity sector.

Thank you for the confidence you have placed in the Listed Private Equity Plus Fund and we look forward to serving you in the coming year.

Cordially,

Steven R. Samson              Luke J. Aucoin                             George W. Denninghoff

President & CEO               Chief Operating Officer               Chief Financial Officer & Chief

                                           and Portfolio Manager                 Compliance officer

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.vrmfunds.com or call 877-477-7373.  Please read the prospectus carefully before investing.

* Aggregate total return, not annualized.  The performance information quoted in this Semi-Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Update performance data to the most recent month end can be found on our website at www.vrmfunds.com.  There is a maximum sales load of 5.50% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

1 The MSCI World Index is a capitalization weighted index that monitors the performance of stocks from around the world.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the MSCI World Index.

2 The S&P Listed Private Equity Index by Standard & Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements.  The Index is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the S&P Listed Private Equity Index.

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at inception date (07/02/07 for Listed Private Equity Plus Fund Class A shares and 07/05/07 for Listed Private Equity Plus Fund Class C shares) and held for the entire period of each class’ inception date through 12/31/07.  Please note that this table is unaudited.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on each class’ inception date).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 07/02/07 for Listed Private Equity Plus Fund Class A shares and 07/05/07 for Listed Private Equity Plus Fund Class C shares through 12/31/07

Actual Fund Return (in parentheses)	Beginning Account Value 07/02/07 Class A 07/05/07 Class C	Ending Account Value 12/31/07	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A (-17.86%)	$ 1,000.00	$ 821.40	$ 9.01
Listed Private Equity Plus Fund Class C (-18.68%)	1,000.00	813.20	12.15

*Expenses are equal to the Fund’s annualized expense ratios of 1.99% and 2.74% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 for Class A and 179/366 for Class C to reflect the  period from each class’ inception date  to 12/31/07.

Hypothetical 5% Fund Return**	Beginning Account Value 06/30/07	Ending Account Value 12/31/07	Expenses Paid During Period***
Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,015.13	$ 10.08
Listed Private Equity Plus Fund Class C	1,000.00	1,011.36	13.85

**The hypothetical example has been calculated assuming that the Fund’s date of inception was 06/30/07.

***Expenses are equal to the Fund’s annualized expense ratios of 1.99% and 2.74% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-477-7373.  Please read it carefully before you invest or send money.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK (96.20%)	Shares	Value

AUSTRALIA (1.95%)
Babcock & Brown Ltd.	475	$ 11,304

CANADA (4.62%)
Brookfield Asset Management, Inc.	750	26,753

FRANCE (7.01%)
Altamir Amboise	1,150	15,191
Eurazeo	80	10,246
Wendel	105	15,163
		40,600

GERMANY (3.84%)
Deutsche Bank AG *	75	9,706
Deutsche Beteiligungs AG	400	12,500
		22,206

GREAT BRITAIN (21.22%)
3i Group Plc.	625	12,454
Candover Investments Plc.	200	7,112
Charlemagne Capital Ltd.	6,000	8,820
Electra Private Equity Plc.	950	29,913
Graphite Enterprise Trust Plc.	1,675	15,773
Intermediate Capital Group Plc.	600	19,703
LMS Capital Plc. *	7,000	9,526
SVG Capital Plc.	1,300	19,563
		122,864
INDIA (1.59%)
ICICI Bank Ltd. - ADR	150	9,225

ISRAEL (2.71%)
Africa Israel Investments Ltd.	175	15,659

JAPAN (6.69%)
Japan Asia Investment Co. Ltd.	3,000	17,527
Mitsui & Co. Ltd.	1,000	21,224
		38,751
SPAIN (3.50%)
Banco Santander S.A. - ADR	550	11,847
Dinamia Capital Privado, Sociedad de Capital Riesgo, S.A.	275	8,421
		20,268

SWEDEN (5.49%)
Investor AB	800	18,192
Ratos AB	500	13,613
		31,805

SWITZERLAND (8.16%)
Castle Private Equity AG *	215	$ 26,469
Partners Group	155	20,793
		47,262

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK (96.20%) (continued)	Shares	Value

UNITED STATES (29.42%)
Allied Capital Corp.	550	11,825
American Capital Strategies Ltd.	590	19,446
Apollo Investment Corp.	1,000	17,050
Blackstone Group, LP *	1,200	26,556
Capital Southwest Corp.	50	5,920
Fortress Investment Group, LLC	1,200	18,696
Goldman Sachs Group, Inc.	100	21,505
Greenhill & Co., Inc.	125	8,310
Lazard Ltd.	400	16,272
Macquarie Infrastructure Co. LLC	375	15,199
Thomas Weisel Partners Group, Inc. *	700	9,611
		170,390

TOTAL COMMON STOCK (Cost $617,973)		557,087

SHORT TERM INVESTMENTS (4.07%)
Fidelity Institutional Money Market Fund Class I, 5.01% ** (Cost $23,580)	23,580	23,580

TOTAL INVESTMENTS (Cost $641,553) - 100.27%		$ 580,667

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.27%)		(1,548)

NET ASSETS - 100%		$ 579,119

* Non-income producing security.
** Rate shown represents the rate at December 31, 2007, is subject to change and resets daily.
ADR American Depositary Receipt.

As of December 31, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 641,962
Unrealized Appreciation / (Depreciation):
Gross Appreciation		5,937
Gross Depreciation		(67,232)
Net Unrealized Depreciation		$ (61,295)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2007 (Unaudited)

Listed Private Equity Plus Fund
Assets:
Investments, at market (cost: $641,553)	$580,667
Receivables:
Dividends	1,168
Interest	127
Due from Manager	11,275
Prepaid expenses	4,249
Total assets	597,486

Liabilities:
Payables:
Distribution fees	182
Due to administrator	1,845

Other liabilities and accrued expenses	16,340
Total liabilities	18,367
Net Assets	$579,119

Net Assets consist of:
Paid-in capital	$672,430
Accumulated net investment loss	(1,099)
Accumulated net realized capital loss	(31,315)
Net unrealized depreciation on investments and foreign
currency translations	(60,897)

Total Net Assets (Unlimited shares of beneficial interest authorized;
70,700 shares issued and outstanding)	$579,119

Class A shares:
Net Assets applicable to 59,341 shares outstanding	$486,349
Net Asset Value and redemption price per share *	$8.20

Maximum offering price per share Class A **	$8.68

Class C shares:
Net Assets applicable to 11,359 shares outstanding	$92,770
Net Asset Value and offering price per share	$8.17

Minimum redemption price per share Class C ***	$8.09

*

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

** A maximum sales charge of 5.50% is imposed on Class A shares.
***	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions of Class C shares within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Listed Private Equity Plus Fund *

For the period July 2, 2007 to
December 31, 2007
(Unaudited)
Investment income:
Dividends (net of $50 foreign tax withheld)	$3,219
Interest	1,200
Total investment income	4,419

Expenses:
Management fees	2,814
Distribution (12b-1) fees - Class A	529
Distribution (12b-1) fees - Class C	137
Compliance officer compensation	8,976
Accounting and transfer agent fees and expenses	6,765
Audit fees	6,731
Legal fees	6,326
Custody fees	2,992
Pricing fees	2,242
Registration fees	1,877
Trustee fees	1,492
Miscellaneous	1,429
Printing fees	498
Insurance fees	248
Total expenses	43,056
Less: fees waived and expenses absorbed	(38,473)
Net expenses	4,583

Net investment loss	(164)

Realized and unrealized loss on investments and foreign currency translations:
Net realized loss	(31,315)
Net change in unrealized depreciation on investments and
foreign currency translations	(60,897)
(92,212)

Net decrease in net assets resulting from operations	$(92,376)

* The Listed Private Equity Plus Fund commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

Listed Private Equity Plus Fund *

For the period July 2, 2007 to
December 31, 2007
(Unaudited)
Increase in Net Assets
Operations:
Net investment loss	$(164)
Net realized loss on investments	(31,315)
Net change in unrealized depreciation on investments and foreign currency translations
(60,897)
Net decrease in net assets resulting from operations	(92,376)

Distributions to shareholders from:
Net investment income	(935)

Increase in net assets from Fund share
transactions (Note 2)	672,430

Total increase in net assets	579,119

Net Assets:
Beginning of period	-
End of period	$579,119

* The Listed Private Equity Plus Fund commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class A *		Class C **

	For the Period		For the Period
	July 2, 2007 to		July 5, 2007 to
	December 31, 2007		December 31, 2007
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$10.06

Investment Operations:
Net investment income (loss) (a)	-	(b)	(0.06)
Net realized and unrealized gain on
investments	(1.79)		(1.82)
Total from investment operations	(1.79)		(1.88)

Distributions from:
Net Investment Income	(0.01)		(0.01)
Total from distributions	(0.01)		(0.01)

Net Asset Value, End of Period	$8.20		$8.17

Total Return (c)	(17.86)%		(18.68)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$486		$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.06%	[1]	19.85%	[1]
After fees waived and expenses absorbed	1.99%	[1]	2.74%	[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(17.09)%	[1]	(17.96)%	[1]
After fees waived and expenses absorbed	(0.02)%	[1]	(0.86)%	[1]

Portfolio turnover rate	18.10%		18.10%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment loss per share resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
[1] Annualized.
*	The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.
**	The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio Business Trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act").  The Listed Private Equity Plus Fund (the “Fund”) is one of five series of the Trust and commenced operations on July 2, 2007.  The Fund is registered as a non-diversified series of the Trust.  The Fund has two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers; (e) short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interested, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.  At December 31, 2007, no securities were fair valued.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on July 2, 2007.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption or at December 31, 2007.

f)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from July 2, 2007 for the Listed Private Equity Plus Fund Class A shares and for the period from July 5, 2007 for the Listed Private Equity Plus Fund Class C shares to December 31, 2007 were as follows:

(3)

INVESTMENT TRANSACTIONS

For the period from July 2, 2007 to December 31, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for the Listed Private Equity Plus Fund were as follows:

Purchases	Sales
$733,249	$80,800

There were no government securities purchased or sold during the period.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC (the "Manager") acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund . For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the period from July 2, 2007 to December 31, 2007, the Fund incurred $2,814 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at December 31, 2007.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.99% for Class A and 2.74% for Class C of the Listed Private Equity Plus Fund's average daily net assets through June 30, 2008.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the period from July 2, 2007 to December 31, 2007, the Manager waived management fees of $2,814 and reimbursed $35,659 of Fund expenses.  The Manager may recapture these amounts no later than June 30, 2011, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund, plus out of pocket expenses.  For the period from July 2, 2007 to December 31, 2007, the Fund incurred $6,765 for such services including out of pocket expenses, with $369 remaining payable at December 31, 2007.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $18,000 per year.  For the period from July 2, 2007 to December 31, 2007, Matrix earned $8,976 of compliance fees, with $1,476 remaining payable at December 31, 2007.

Matrix also acts as Distributor of the Fund’s shares.  For the period from July 2, 2007 to December 31, 2007, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $881 of brokerage commissions for the period from July 2, 2007 to December 31, 2007.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund may pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  For the period from July 2, 2007 for Listed Private Equity Plus Fund Class A shares and for the period from July 5, 2007 for Listed Private Equity Plus Fund Class C shares to December 31, 2007 the Fund incurred $529 and $137 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

During the period from July 2, 2007 to December 31, 2007, the Fund distributed ordinary income in the amount of $935.

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year and will be provided in the Fund’s June 30, 2008 Annual Report.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                                SEMI-ANNUAL REPORT

(7)

NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees of Catalyst Funds (“Catalyst” or the “Trust”), including the Independent Trustees, unanimously approved the proposed Management Agreement between the Trust, on behalf of the Listed Private Equity Plus Fund (the “Fund”), and Vista Research and Management, LLC (the “Manager”) at a meeting of the Board of Trustees held on March 1, 2007.

The Trustees discussed the proposed Management Agreement between the Trust and the Manager.  As to the Manager’s business and qualifications of its personnel, the Trustees examined a copy of the Manager’s registration statement on Form ADV and discussed the experience of the portfolio manager.  The Trustees noted that the Manager is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The portfolio manager informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustee noted that the Manager will receive the benefits of 12b-1 fees and that the Manager had to pay Catalyst, out of its legitimate profits, a fee for providing marketing support to the Manager to promote the Fund.

As to the nature, extent and quality of the services to be provided by the Manager to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Manager would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to provide to the Fund such investment advice as the Manager in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Trustees considered the scope of the services to be provided by the Manager and noted that the Manager is responsible for maintaining and monitoring its compliance program and the compliance program for the Fund.  The Trustees considered the investment experience of the Portfolio Manager, as well as the quality of the administrative services they expect to be provided by the Manager.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Because the Fund had not yet commenced operations and because the Manager just recently commenced operations, the Trustees could not consider the investment performance of the Fund or the Manager.  However, the Trustees did consider the historical returns of the private equity market and models produced by the Manager showing the improved risk/return performance that may be obtained by adding private equity investments to a portfolio.   The Trustees considered the uniqueness of the Fund and the diversification it can offer mutual fund investors.  The Trustees also noted the benefits of investing in a private equity mutual fund as compared to traditional means of private equity investing.  The Board acknowledged that the Listed Private Equity Plus Fund is an innovative product and noted that because there was no performance to review, they expected the Manager to carefully monitor portfolio compliance and performance.

As to the costs of the services to be provided and the profits to be realized by the Manager, the Trustees reviewed the Manager’s estimates of its profitability and its financial condition, and noted that the Manager would be participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Manager’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group.  The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund expects to receive from the Manager and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Manager to share its economies of scale with the Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-477-7373; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2008, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 877-477-7373; and on the Commission’s website at http://www.sec.gov.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 28, 2007 were as follows:
Listed Private Equity Plus Fund Class A, gross of fee waivers or expense reimbursements	2.49%
Listed Private Equity Plus Fund Class A, after waiver and reimbursement	2.19%
Listed Private Equity Plus Fund Class C, gross of fee waivers or expense reimbursements	3.24%
Listed Private Equity Plus Fund Class C, after waiver and reimbursement	2.94%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.99% for Class A shares and 2.74% for Class C share through June 30, 2008.  Total Gross Operating Expenses (Annualized) during the period since inception from July 2, 2007 through December 31, 2007 for Class A shares and for the period since inception from July 5, 2007 through December 31, 2007 for Class C shares were 19.06% and 19.85%, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from July 2, 2007 through December 31, 2007 for Class A shares and for the period since inception from July 5, 2007 through December 31, 2007 for Class C shares.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

Vista Research and Management, LLC

142 Hardscrabble Lake Drive

Chappaqua, NY  10514

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

335 Madison Avenue

11th Floor

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza

Suite 820

Philadelphia, PA  19102-1732

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

America First Income Strategies Fund

America First Prestige Fund

December 31, 2007

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS                                                                                     SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at inception date (09/28/07) and held for the entire period of 09/28/07 through 12/31/07.  Please note that this table is unaudited.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on each class’ inception date).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 09/28/07 through 12/31/07
Actual Fund Return (in parentheses)	Beginning Account Value 09/28/07	Ending Account Value 12/31/07	Expenses Paid During Period*
America First Income Strategies Fund Class A (-7.64%)	$ 1,000.00	$923.60	$ 3.71
America First Income Strategies Fund Class C (-7.74%)	1,000.00	922.60	5.56
America First Prestige Fund Class A (-10.39%)	1,000.00	896.10	4.87
America First Prestige Fund Class C (-10.59%)	1,000.00	894.10	6.69

*Expenses are equal to the Funds’ annualized expense ratios of 1.50% and 2.25% for the America First Income Strategies Fund Class A and Class C shares, respectively; and 2.00% and 2.75% for the America First Prestige Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 94/366  to reflect the  period since inception  from 09/28/07  to 12/31/07.

Hypothetical 5% Fund Return**	Beginning Account Value 06/30/07	Ending Account Value 12/31/07	Expenses Paid During Period***
America First Income Strategies Fund Class A	$ 1,000.00	$ 1,017.60	$ 7.61
America First Income Strategies Fund Class C	1,000.00	1,013.83	11.39
America First Prestige Fund Class A	1,000.00	1,015.08	10.13
America First Prestige Fund Class C	1,000.00	1,011.31	13.90

**The hypothetical example has been calculated assuming that the Fund’s date of inception was 06/30/07.

***Expenses are equal to the Funds’ annualized expense ratios of 1.50% and 2.25% for the America First Income Strategies Fund Class A and Class C shares, respectively; and 2.00% and 2.75% for the America First Prestige Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 877-217-8363.  Please read it carefully before you invest or send money.

CATALYST FUNDS
AMERICA FIRST INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (24.13%)	Shares	Value

METALS - (3.00%)
Great Northern Iron Ore Property	150	$ 19,163

OIL & GAS - (7.69%)
Marine Petroleum Trust	700	25,102
Suburban Propane Partners, L.P.	590	23,942
		49,044

REAL ESTATE INVESTMENT TRUST - (6.98%)
Capital Trust, Inc.	845	25,899
JER Investors Trust, Inc.	1,730	18,632
		44,531

TELECOMMUNICATIONS - (6.46%)
Telefonica de Argentina SA - ADR *	1,435	19,358
USA Mobility, Inc.	1,530	21,879
		41,237

TOTAL COMMON STOCK (Cost $156,770)		153,975

INVESTMENT COMPANIES - (10.37%)
First Trust Tax-Advantaged Preferred Income Fund	1,800	24,120
Gladstone Investment Corp.	1,910	18,737
MFS Special Value Trust	3,075	23,278
TOTAL INVESTMENT COMPANIES (Cost $70,405)		66,135

PREFERRED STOCK - (54.98%)

AUTOMOBILE MANUFACTURERS - (3.25%)
General Motors Corp.	1,330	20,748

BANKS - (3.55%)
Royal Bank of Scotland Group Plc.	955	22,691

FINANCIAL SERVICES - (21.67%)
Chevy Chase Preferred Capital Corp.	500	25,325
Harris Preferred Capital Corp.	975	22,015
National City Capital Trust IV	1,000	20,950
PreferredPlus TR-CCR1	1,200	23,796
SLM Corp.	770	46,200
		138,286

CATALYST FUNDS
AMERICA FIRST INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)		SEMI-ANNUAL REPORT

PREFERRED STOCK - (54.98%) (continued)	Shares	Value

GAS - (3.71%)
Southern Union Co.	960	23,664

INSURANCE - (7.12%)
Arch Capital Group Ltd.	945	$ 23,616
Odyssey Re Holdings Corp.	930	21,808
		45,424

REAL ESTATE INVESTMENT TRUST - (11.89%)
Capital Automotive REIT	786	13,008
DRA CRT Acquisition Corp.	1,175	21,209
HRPT Properties Trust	707	17,647
UDR, Inc.	935	23,983
		75,847

TELECOMMUNICATIONS - (3.79%)
U.S. Cellular Corp.	970	24,192

TOTAL PREFERRED STOCK (Cost $378,433)		350,852

SHORT-TERM INVESTMENTS - (9.19%)
Fidelity Institutional Money Market Fund Class I, 5.01% ** (Cost $58,615)	58,615	58,615

TOTAL INVESTMENTS (Cost $664,223) - 98.67%		$ 629,577

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.33%		8,502

NET ASSETS - 100%		$ 638,079

* Non-income producing security.
** Rate shown represents the rate at December 31, 2007, is subject to change and resets daily.
ADR American Depositary Receipt.

As of December 31, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 664,321
Unrealized Appreciation / (Depreciation):
Gross Appreciation		1,706
Gross Depreciation		(36,450)
Net Unrealized Depreciation		$ (34,744)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
AMERICA FIRST PRESTIGE FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (87.83%)	Shares	Value

CHEMICALS - (5.23%)
Olin Corp.	2,460	$ 47,552

DIVERSIFIED HOLDINGS - (4.27%)
Leucadia National Corp.	825	38,857

ENERGY - (4.81%)
Headwaters, Inc. *	3,730	43,790

FOOD & BEVERAGE - (20.13%)
Del Monte Foods Co.	4,535	42,901
J.M. Smucker Co.	925	47,582
Molson Coors Brewing Co.	875	45,168
Smithfield Foods, Inc. *	1,640	47,429
		183,080

INSURANCE - (8.60%)
Berkshire Hathaway, Inc. *	10	47,360
White Mountains Insurance Group Ltd.	60	30,843
		78,203

OIL & GAS - (10.13%)
BP Plc. - ADR	641	46,902
Sunoco, Inc.	625	45,275
		92,177

PAPER PRODUCTS - (4.86%)
AbitibiBowater, Inc.	2,145	44,208

PHARMACEUTICAL - (5.15%)
Alpharma, Inc.	2,327	46,889

REAL ESTATE INVESTMENT TRUST - (24.65%)
Entertainment Properties Trust	975	45,825
Investors Real Estate Trust	4,895	43,908
ProLogis	720	45,634
Strategic Hotels & Resorts, Inc.	2,687	44,953
Sunstone Hotel Investors, Inc.	2,400	43,896
		224,216

TOTAL COMMON STOCK (Cost $809,685)		798,972

CATALYST FUNDS
AMERICA FIRST PRESTIGE FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)		SEMI-ANNUAL REPORT

	Shares	Value

INVESTMENT COMPANIES - (11.75%)
PowerShares International Listed Private Equity Portfolio	2,430	$ 58,223
PowerShares Listed Private Equity Portfolio	2,200	48,620
TOTAL INVESTMENT COMPANIES (Cost $115,155)		106,843

PREFERRED STOCK - (2.40%)

BANKS - (2.40%)
SVB Capital II	1,050	21,840

TOTAL PREFERRED STOCK (Cost $24,060)		21,840

TOTAL INVESTMENTS (Cost $948,900) - 101.98%		$ 927,655

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.98%)		(18,019)

NET ASSETS - 100%		$ 909,636

* Non-income producing security.
ADR American Depositary Receipt.

As of December 31, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 948,900
Unrealized Appreciation / (Depreciation):
Gross Appreciation		6,806
Gross Depreciation		(28,051)
Net Unrealized Depreciation		$ (21,245)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2007 (Unaudited)

	America First	America First
	Income Strategies Fund	Prestige Fund
Assets:
Investments in securities, at market (cost: $664,223 and $948,900 for the America
First Income Strategies and the America First Prestige Funds, respectively)	$629,577	$927,655
Receivables:
Dividends	6,452	4,594
Interest	203	9
Investments Sold	78,389	413,569
Due from Manager	15,302	16,964
Prepaid expenses	3,255	3,255
Total assets	733,178	1,366,046

Liabilities:
Payables:
Distribution fees	734	1,163
Due to administrator	5,606	5,711
Due to custodian	-	10,829
Investments Purchased	76,047	426,104
Other liabilities and accrued expenses	12,712	12,603
Total liabilities	95,099	456,410
Net Assets	$638,079	909,636

Net Assets consist of:
Paid-in capital	$689,250	977,568
Undistributed (accumulated) net investment income (loss)	20	(35)
Accumulated net realized capital loss	(16,545)	(46,652)
Net unrealized depreciation on investments	(34,646)	(21,245)

Total Net Assets (Unlimited shares of beneficial interest authorized; no par value,
70,840 and 102,369 shares issued and outstanding for the America First
Income Strategies and the America First Prestige Funds, respectively)	$638,079	909,636

Class A shares:
Net Assets applicable to 28,397 and 27,911 shares outstanding for the America First
Income Strategies and the America First Prestige Funds, respectively	$255,798	248,167
Net Asset Value and redemption price per share *	$9.01	8.89

Maximum offering price per share **	$9.39	9.41

Class C shares:
Net Assets applicable to 42,443 and 74,458 shares outstanding for the America First
Income Strategies and the America First Prestige Funds, respectively	$382,281	661,469
Net Asset Value per share	$9.01	8.88

Maximum offering price per share **	$9.10	8.97

Minimum redemption price per share ***	$8.92	8.79

*

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

**

There is a maximum front-end sales charge (load) of 4.00% and 5.50% imposed on purchases of Class A shares for the America First Income Strategies and the America First Prestige Funds, respectively.  There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.

***	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions of Class C shares within 12 months following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS (Unaudited)

	America First	America First
	Income Strategies Fund	Prestige Fund

	For the Period Ended	For the Period Ended
	December 31, 2007 *	December 31, 2007 **

Investment income:
Dividends	$16,936	$9,616
Interest	799	800
Total investment income	17,735	10,416

Expenses:
Management fees	1,103	2,294
Distribution (12b-1) fees - Class A	123	122
Distribution (12b-1) fees - Class C	611	1,041
Legal fees	3,017	3,017
Audit fees	4,365	4,365
Accounting and transfer agent fees and expenses	7,486	7,393
Compliance officer compensation	3,017	3,017
Miscellaneous	456	656
Registration fees	1,235	1,235
Custody fees	1,156	1,156
Trustee fees	327	327
Pricing fees	754	754
Printing fees	336	336
Total expenses	23,986	25,713
Less: fees waived and expenses absorbed	(21,873)	(21,873)
Net expenses	2,113	3,840

Net investment income	15,622	6,576

Realized and unrealized loss on investments:
Net realized loss on investments	(16,545)	(46,652)
Net change in unrealized depreciation on investments	(34,646)	(21,245)
Net realized and unrealized loss on investments	(51,191)	(67,897)

Net decrease in net assets resulting from operations	$(35,569)	$(61,321)

* The America First Income Strategies Fund commenced operations on September 28, 2007.
** The America First Prestige Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	America First	America First
	Income Strategies Fund	Prestige Fund

	For the Period Ended	For the Period Ended
	December 31, 2007 *	December 31, 2007 **

Increase in Net Assets
Operations:
Net investment income	$15,622	$6,576
Net realized loss on investments	(16,545)	(46,652)
Net change in unrealized depreciation on investments	(34,646)	(21,245)
Net decrease in net assets resulting from operations	(35,569)	(61,321)

Distributions to shareholders from:
Net investment income	(15,602)	(6,611)

Increase in net assets from fund share
transactions (Note 2)	689,250	977,568

Total increase in net assets	638,079	909,636

Net Assets:
Beginning of period	-	-
End of period (includes undistributed net investment income of $20 and accumulated net investment loss of $(35), respectively.)	$638,079	$909,636

* The America First Income Strategies Fund commenced operations on September 28, 2007.
** The America First Prestige Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data For a Share Outstanding Throughout Each Period

	America First
	Income Strategies Fund

	Class A		Class C

	For the Period Ended		For the Period Ended
	December 31, 2007 *		December 31, 2007 *
Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment income ( a)	0.26		0.20
Net realized and unrealized loss on investments	(1.02)		(0.97)
Total from investment operations	(0.76)		(0.77)

Distributions from:
Net Investment Income	(0.23)		(0.22)
Total distributions	(0.23)		(0.22)

Net Asset Value, End of Period	$9.01		$9.01

Total Return ( b)	(7.64)%		(7.74)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$256		$382

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.33%	[1]	22.08%	[1]
After fees waived and expenses absorbed	1.50%	[1]	2.25%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.73)%	[1]	(5.62)%	[1]
After fees waived and expenses absorbed	14.10%	[1]	14.21%	[1]

Portfolio turnover rate	38.49%		38.49%

( a)	Net investment income per share is based on average shares outstanding.
( b)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

[1] Annualized.
*	The America First Income Strategies Fund Class A and Class C shares commenced operations on Septemeber 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data For a Share Outstanding Throughout Each Period

	America First
	Prestige Fund

	Class A		Class C

	For the Period Ended		For the Period Ended
	December 31, 2007 *		December 31, 2007 *
Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment income ( a)	0.09		0.05
Net realized and unrealized loss on investments	(1.13)		(1.11)
Total from investment operations	(1.04)		(1.06)

Distributions from:
Net Investment Income	(0.07)		(0.06)
Total distributions	(0.07)		(0.06)

Net Asset Value, End of Period	$8.89		$8.88

Total Return ( b)	(10.39)%		(10.59)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$248		$661

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	16.30%	[1]	17.05%	[1]
After fees waived and expenses absorbed	2.00%	[1]	2.75%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(9.45)%	[1]	(10.26)%	[1]
After fees waived and expenses absorbed	4.85%	[1]	4.04%	[1]

Portfolio turnover rate	89.45%		89.45%

( a)	Net investment income per share is based on average shares outstanding.
( b)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

[1] Annualized.
*	The America First Prestige Fund Class A and Class C shares commenced operations on Septemeber 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                      SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio Business Trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act").  The America First Income Strategies Fund and the America First Prestige Fund (each a “Fund”, together the “Funds”), two of five series of the Trust, commenced operations on September 28, 2007.  The Funds are registered as diversified series of the Trust.  The Funds have two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  The America First Income Strategies Fund’s investment objective is to achieve current income consistent with the preservation of capital.  The America First Prestige Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government  and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields  for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers; (e) short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Manager (Note 4) using methods and procedures reviewed and approved by the Trustees.  At December 31, 2007, no securities were fair valued.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)

Federal Income Tax - The Funds intend to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds have adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption or at December 31, 2007.

e)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                      SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the America First Income Strategies Fund Class A and Class C shares for the period from September 28, 2007 to December 31, 2007 were as follows:

Transactions in shares of capital stock for the America First Prestige Fund Class A and Class C shares for the period from September 28, 2007 to December 31, 2007 were as follows:

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                      SEMI-ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the period from September 28, 2007 to December 31, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
America First Income Strategies Fund	$ 782,123	$ 159,609
America First Prestige Fund	1,528,822	533,087

There were no government securities purchased or sold by the Funds during the period.

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC (“AFCM” or the "Manager") acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions.  The Management Agreement provides that the Manager will provide each Fund with investment advice and supervision and will continuously furnish an investment program for each Fund consistent with the investment objectives and policies of the Funds.  For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rates of 1.00% and 1.50% of the average daily net assets of the America First Income Strategies Fund and the America First Prestige Fund, respectively.  For the period from September 28, 2007 to December 31, 2007, the Fund incurred $1,103 and $2,294 of management fees for the America First Income Strategies Fund and the America First Prestige Fund, respectively, before the waivers and reimbursements described below, with $0 remaining payable for each Fund at December 31, 2007.

AFCM and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 1.50% for Class A and 2.25% for Class C of the America First Income Strategies Fund's average daily net assets and 2.00% for Class A and 2.75% for Class C of the America First Prestige Fund’s average daily net assets through December 31, 2008.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.  For the period from September 28, 2007 to December 31, 2007, the Manager waived management fees of $1,103 and reimbursed $20,770 of Fund expenses for the America First Income Strategies Fund.  For the period from September 28, 2007 to December 31, 2007, the Manager waived management fees of $2,294 and reimbursed $19,579 of Fund expenses for the America First Prestige Fund.  The Manager may recapture these amounts no later than June 30, 2011, subject to the terms of each Expense Limitation Agreement.

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement out of pocket expenses.  For the period from September 28, 2007 to December 31, 2007, the America First Income Strategies Fund incurred $7,486 for such services including out of pocket expenses, with $3,589 remaining payable at December 31, 2007.  For the period from September 28, 2007 to December 31, 2007, the America First Prestige Fund incurred $7,393 for such services including out of pocket expenses, with $3,695 remaining payable at December 31, 2007.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a base fee of $12,000 per year per Fund.  For the period from September 28, 2007 to December 31, 2007, Matrix earned $3,017 of compliance fees, with $2,016 remaining payable from each Fund at December 31, 2007.

Matrix also acts as Distributor of the Funds’ shares.  For the period from September 28, 2007 to December 31, 2007, Matrix received $0 of commissions from the sale of Class A shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund may pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  For the period from September 28, 2007 to December 31, 2007, the America First Income Strategies Fund incurred $123 and $611 of 12b-1 fees attributable to Class A and Class C shares, respectively.  For the period from September 28, 2007 to December 31, 2007, the America First Prestige Fund incurred $122 and $1,041 of 12b-1 fees attributable to Class A and Class C shares, respectively.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

                      SEMI-ANNUAL REPORT

(5)

TAX MATTERS

Distributions paid by the Funds during the period from September 28, 2007 to December 31, 2007 were as follows:

Ordinary Income
America First Income Strategies Fund	$ 15,602
America First Prestige Fund	6,611

The Funds’ distributable earnings on a tax basis are determined only at the end of each fiscal year.  The components of distributable earnings on a tax basis will be provided in the Funds’ June 30, 2008 Annual Report.

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940, as amended.  As of December 31, 2007, National Financial Services, LLC held 91.34% of the America First Income Strategies Fund Class A shares for the sole benefit of their customers.  As of December 31, 2007, National Financial Services, LLC held 99.76% of the America First Income Strategies Fund Class C shares for the sole benefit of their customers.  As of December 31, 2007, National Financial Services, LLC held 91.33% of the America First Prestige Fund Class A shares for the sole benefit of their customers.  As of December 31, 2007, National Financial Services, LLC held 99.86% of the America First Prestige Fund Class C shares for the sole benefit of their customers.

(7)

NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees of Catalyst Funds (the “Trust” or “Catalyst”), including the Independent Trustees, unanimously approved the proposed Management Agreement between the Trust, on behalf of the America First Income Strategies Fund and the America First Prestige Fund (the “Funds”), and America First Capital Management, LLC (the “Manager”) at a meeting of the Board of Trustees held on August 20, 2007.

The Trustees discussed the proposed Management Agreement between the Trust and the Manager.  As to the Manager’s business and qualifications of its personnel, the Trustees examined a copy of the Manager’s registration statement on Form ADV and discussed the experience of the portfolio manager.  The Trustees noted that the Manager is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The portfolio manager informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustee noted that the Manager will receive the benefits of 12b-1 fees and that the Manager will have to pay Catalyst, out of its legitimate profits, a fee for providing marketing support to the Manager to promote the Funds.

As to the nature, extent and quality of the services to be provided by the Manager to the Funds, the Trustees considered that, under the terms of the Management Agreement, the Manager would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to provide to the Funds such investment advice as the Manager in its discretion deems advisable and will furnish or arrange to furnish continuous investment programs for the Funds consistent with their investment objectives and policies.  The Trustees considered the scope of the services to be provided by the Manager and noted that the Manager is responsible for maintaining and monitoring its compliance program and the compliance program for the Funds.  The Trustees considered the investment experience of the portfolio manager, as well as the quality of the administrative services they expect to be provided by the Manager.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Funds under the Management Agreement.

Because the Funds had not yet commenced operations and because the Manager just recently commenced operations, the Trustees could not consider the investment performance of the Funds or the Manager.  However, the Trustees did consider the historical returns of preferred stocks and common stocks that pay dividends and models produced by the Manager showing the improved risk/return performance that may be obtained by adding private equity investments to a portfolio.   The Trustees considered the uniqueness of private equity investments and the diversification it can offer mutual fund investors.

As to the costs of the services to be provided and the profits to be realized by the Manager, the Trustees reviewed the Manager’s estimates of its profitability and its financial condition, and noted that the Manager would be participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Manager’s expected level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Funds and compared those fees to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratios of the Funds with the expense ratios of the funds in the peer group.  The Trustees concluded that the Funds’ management fees were acceptable in light of the quality of services the Funds expect to receive from the Manager and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Manager to share its economies of scale with the Funds and their shareholders if they experience a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset values of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q beginning March 31, 2008.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-217-8363; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2008, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 877-217-8363; and on the Commission’s website at http://www.sec.gov.

As of December 31, 2007, the Funds’ holdings were invested in security categories as follows:

America First Income Strategies Fund		America First Prestige Fund

Preferred Stock	55.73%	Common Stock	86.13%
Common Stock	24.46%	Investment Companies	11.52%
Investment Companies	10.50%	Preferred Stock	2.35%
Short-term Money Markets	9.31%

As of December 31, 2007, the equity securities of the Funds’ portfolios were divided among industry sectors as follows:

America First Income Strategies Fund		America First Prestige Fund

Financial Services	21.97%	Real Estate Investment Trusts	24.17%
Real Estate Investment Trusts	19.12%	Food & Beverage	19.74%
Oil & Gas	11.55%	Investment Companies	11.52%
Investment Companies	10.50%	Oil & Gas	9.94%
Telecommunications	10.39%	Insurance	8.43%
Insurance	7.22%	Chemicals	5.13%
Banks	3.60%	Pharmaceuticals	5.05%
Automobile Manufacturers	3.30%	Paper Products	4.76%
Metals	3.04%	Energy	4.72%
		Diversified Holdings	4.19%
		Banks	2.35%

The percentages in the above tables are based on market values of the Funds’ portfolios as of December 31, 2007 and are subject to change.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 28, 2007 were as follows:
America First Income Strategies Fund Class A, gross of fee waivers or expense reimbursements	3.67%
America First Income Strategies Fund Class A, after waiver and reimbursement	2.75%
America First Income Strategies Fund Class C, gross of fee waivers or expense reimbursements	4.42%
America First Income Strategies Fund Class C, after waiver and reimbursement	3.50%
America First Prestige Fund Class A, gross of fee waivers or expense reimbursements	4.17%
America First Prestige Fund Class A, after waiver and reimbursement	3.25%
America First Prestige Fund Class C, gross of fee waivers or expense reimbursements	4.92%
America First Prestige Fund Class C, after waiver and reimbursement	4.00%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A and 2.25% for Class C of the America First Income Strategies Fund and 2.00% for Class A and 2.75% for Class C of the America First Prestige Fund through December 31, 2008.  Total Gross Operating Expenses (Annualized) during the period since inception from September 28, 2007 through December 31, 2007 were 21.33% and 22.08% for Class A and Class C, respectively, for the America First Income Strategies Fund and 16.30% and 17.05% for Class A and Class C, respectively, for the America First Prestige Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from September 28, 2007 through December 31, 2007.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

America First Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

335 Madison Avenue

11th Floor

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza

Suite 820

Philadelphia, PA  19102-1732

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ITEM 2.   CODE OF ETHICS.

  Not applicable at this time

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable at this time

         ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

                          Not applicable at this time.

ITEM 6.   SCHEDULE OF INVESTMENT

                      Included in Semi-Annual Report to Shareholders filed under item 1 of  this form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

    MANAGEMENT INVESTMENT COMPANIES.

                      Not applicable Fund is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                      Not applicable Fund is an open-end management investment company.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

          COMPANY AND AFFILIATED PURCHASERS

          Not applicable Fund is an open-end management investment company.

ITEM 10.  SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

                       There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of  trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

(a)(1)	Code of Ethics – not applicable at this time

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

                 /s/ Christopher F. Anci

By Christopher F. Anci, President         -----------------------

Date:  March 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the

Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Christopher F. Anci

By Christopher F. Anci, President         -------------------------

Date: March 5, 2008

/s/ David F. Ganley

By David F. Ganley, Treasurer             --------------------------

Date:  March 5, 2008